Taxes (Details) - Schedule of Income Tax - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Income Tax [Abstract]
Current income tax provision	$ (95,564)	$ (59,486)
Deferred income tax provision		(2,836,942)
Income tax expenses from discontinued operations (Note 15)	95,564	2,852,148
Total		$ (44,280)